Gain on Deregistration and Disposal of Subsidiaries, Net	6 Months Ended
Dec. 31, 2024
Gain on Deregistration and Disposal of Subsidiaries, Net [Abstract]
GAIN ON DEREGISTRATION AND DISPOSAL OF SUBSIDIARIES, NET
18.	GAIN ON DEREGISTRATION AND DISPOSAL OF SUBSIDIARIES, NET

Gain on deregistration and disposal of subsidiaries, net consists of gain or loss from deregistration of subsidiaries and gain from disposal of a subsidiary.

On July 29, 2024, the Group entered into an equity transfer agreement with a third party to dispose 100% equity of its wholly-owned subsidiary, DSY Dongguan, together with its branches, with a total consideration of RMB38,000,000 (approximately $5,294,913). The disposal was completed on September 3, 2024, resulting a gain of $4,827,690 on the disposal of DSY Dongguan.

For the six months ended December 31, 2024 and 2023, the Group completed the deregistration of several subsidiaries with local governmental and corporate service institutions. Those subsidiaries had little business operations for years. As a result, the Group recognized loss from deregistration of subsidiaries of a total of $39,313 for the six months ended December 31, 2024, and income from deregistration of subsidiaries of a total of $62,429 for the six months ended December 31, 2023.